Other Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [text block] [Abstract]
OTHER LIABILITIES

16. OTHER LIABILITIES

	2021	2020
	USD ‘000	USD ‘000
Accounts payable	11,259	5,011
Accrued expenses and other accruals	12,773	10,970
Lease liabilities*	3,753	2,954
Income tax payable	1,254	1,556
	29,039	20,491

*        Set out below are the carrying amount of the Group’s lease liabilities and the movement during the year:

	2021	2020
	USD ‘000	USD ‘000
Opening balance	2,954	1,563
Additions	1,269	2,012
Interest expense (note 22)	358	203
Payments	(783)	(796)
Foreign currency adjustment	(45)	(28)
Ending balance	3,753	2,954
Current	1,001	761
Non-current	2,752	2,193

The Group used discount rates ranging between 1.5% – 4.1% (2020: 1.5% – 4.1%) and the amount of the undiscounted lease liabilities was USD 4,142 thousand as at 31 December 2021 (2020: USD 3,169 thousand).